Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding and Unvested	812,222
Number of RSUs, Granted	4,460,379
Number of RSUs, Outstanding and Unvested	5,272,601	812,222
Weighted- Average Grant Date Fair Value, Outstanding and Unvested	$ 8.26
Weighted- Average Grant Date Fair Value, Granted	3.45	$ 21.41
Weighted- Average Grant Date Fair Value, Outstanding and Unvested	$ 4.19	$ 8.26
Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding and Unvested	313,354
Number of RSUs, Outstanding and Unvested		313,354
Weighted- Average Grant Date Fair Value, Outstanding and Unvested	$ 21.41
Weighted- Average Grant Date Fair Value, Outstanding and Unvested		$ 21.41
Retroactive Application of Reverse Recapitalization
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding and Unvested	498,868
Number of RSUs, Outstanding and Unvested		498,868
Weighted- Average Grant Date Fair Value, Outstanding and Unvested	$ (13.15)
Weighted- Average Grant Date Fair Value, Outstanding and Unvested		$ (13.15)